BORROWINGS - Schedule of Borrowings by Company (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Amount	$ 170,901,205	$ 320,918,859
Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Amount	4,873,033	5,292,165
Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Amount	$ 166,028,172	$ 315,626,694